A&Q Technology Fund LLC

Schedule of Portfolio Investments

(Unaudited)

September 30, 2019

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date	Dollar Amount of Fair Value for First Available Redemption
Equity Hedged

Alta Park Fund Onshore, LP	US/Canada	$10,000,000	$9,891,307	5.61%	7/1/2019	Quarterly	45 days	6/30/2020 (d)	$9,891,307
Biomedical Value Fund, L.P.	US/Canada	11,500,000	11,586,699	6.57	3/1/2019	Quarterly	120 days	3/31/2020 (d)	$9,334,354
G2 Investment Partners QP, L.P.	US/Canada	13,740,614	19,526,143	11.08	5/1/2014	Monthly	60 days	9/30/2019 (e)	$9,763,072
Hunt Lane Capital Fund L.P.	Global	3,750,000	3,516,088	2.00	5/1/2018	Quarterly	60 days	9/30/2019 (f)	$879,022
Jericho Capital Partners L.P.	US/Canada	9,258,986	21,179,544	12.02	5/1/2011	Quarterly	60 days	9/30/2019	$21,179,544
KCL Capital Fund L.P.	Global	16,000,000	16,138,685	9.16	11/1/2018	Quarterly	65 days	9/30/2019	$16,138,685
Light Street Argon, L.P.	Global	10,000,000	8,716,176	4.95	7/1/2019	Quarterly	45 days	6/30/2020 (d)	$8,716,176
Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	3,992,916	17,429,057	9.89	1/1/2013	Quarterly	45 days	9/30/2019	$17,429,057
PFM Healthcare Fund, L.P.	US/Canada	7,460,325	15,275,983	8.67	10/1/2010	Quarterly	45 days	9/30/2019	$15,275,983
Visium Balanced Fund, L.P.	US/Canada	49,735	70,386	0.04	1/1/2010	N/A	N/A	N/A (g)	N/A
Vista Public Strategies Onshore Fund, L.P.	Global	14,068,380	16,387,210	9.30	8/1/2017	Quarterly	60 days	9/30/2019	$16,387,210
Woodline Fund LP	Global	10,000,000	10,014,329	5.68	8/1/2019	Quarterly	60 days	9/30/2020 (d),(f)	$2,503,582

Equity Hedged Subtotal		109,820,956	149,731,607	84.97

Total		$109,820,956	$149,731,607	84.97%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)	The holding is under lock-up and is not redeemable.
(e)	The Investment Fund is subject to an investor level gate of 50% during any 90-day period, without a penalty.
(f)	The Investment Fund is subject to an investor level gate of 25%.
(g)

The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Technology Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2019

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The investments within the scope of ASC 820, for which fair value is measured using net asset value as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using net asset value as a practical expedient is $149,731,607.

The Investment Funds in the equity hedged strategy (total fair value of $149,731,607) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of September 30, 2019, the Investment Funds in the equity hedged strategy had $63,250,742, representing 42% of the value of the investments in this category, subject to an investor level gate or lock-ups. Included in this amount is $40,208,511, representing 27% of the value of the investment in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for these investments ranges from 5-10 months at September 30, 2019. An investment representing less than 1% of the value of investments in this category is in liquidation; therefore, the redemption notice period is no longer effective for this investment and the liquidation of assets is uncertain.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2019.

Please refer to the June 30, 2019 financial statements for full disclosure on the Fund’s portfolio valuation methodology.